CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		9 Months Ended		33 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Cash Flows from Operating Activities:
Net loss for the period	$ (1,749,062)	$ (5,061,616)	$ (14,378,710)	$ (17,098,649)	$ (59,628,233)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	489,545	405,704	2,346,535	2,345,983	5,169,644
Depreciation	5,619	14,103	17,281	54,549	218,156
Gain on extinguishment of debt	0	0	0	0	(1,304)
Gain on sale of equipment	(25,581)	(913,732)	(25,581)	(1,460,727)	(1,905,721)
Gain on sale of subsidiaries	0	0	0	0	(474,577)
Write-down of machinery and equipment	0	0	0	0	4,400,755
Amortization of premium on marketable debt securities	0	0	0	0	175,020
Accretion of convertible notes	0	287,618	513,509	791,838	2,607,265
Net gain on disposition of marketable securities	0	(243,565)	(7,373)	(755,233)	(1,021,692)
Shares issued for compensation	356,416	187,193	1,978,189	1,311,864	4,008,763
Changes in non-cash working capital:
Net increase in deposits and advances	(551,785)	311,858	(2,309,183)	62,701	(2,027,659)
Net increase (decrease) in accounts payable and accrued expenses	683,389	(1,523,752)	351,277	1,713,875	(1,362,600)
Net cash used in operating activities	(791,459)	(6,536,189)	(11,514,056)	(13,033,799)	(49,842,183)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	0	343,588	13,645	1,561,337	12,839,183
Purchase of marketable securities	0	(42,732)	0	(698,574)	(1,726,718)
Purchase of property, plant and equipment	(105,418)	(6,451)	(157,137)	(39,395)	(9,704,307)
Proceeds from sales of equipment	25,581	7,817,146	475,581	16,457,541	25,847,737
Decrease in restricted cash	0	0	0	0	9,489,777
Deconsolidation of subsidiaries	0	0	0	0	(1,429,655)
Net cash (used in) provided by investing activities	(79,837)	8,111,551	332,089	17,280,909	35,316,017
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	0	0	81,925	15,778	141,364
Extinguishment of convertible notes	(15,439,500)	0	(32,339,500)	0	(32,340,183)
Net cash (used in) provided by financing activities	(15,439,500)	0	(32,257,575)	15,778	(32,198,819)
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(16,310,796)	1,575,362	(43,439,542)	4,262,888	(46,724,985)
Cash and cash equivalents - beginning of period	30,548,624	60,874,004	57,677,370	58,186,478	60,962,813
Cash and cash equivalents - end of period	$ 14,237,828	$ 62,449,366	$ 14,237,828	$ 62,449,366	$ 14,237,828